Acquisition of Goods and Services - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition of Goods and Service [Abstract]
Acquisition of goods and services	€ 8,388	€ 7,793	€ 8,532
Increase (decrease) by acquisition of goods and services	€ 595	€ (739)